UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       683 Capital Management, LLC

Address:    595 Madison Avenue, 17th Floor
            New York, NY 10022

13F File Number: 028-14771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ari Zweiman
Title:      Managing Member
Phone:      (212) 554-2391

Signature, Place and Date of Signing:


/s/ Ari Zweiman                   New York, NY              February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $244,534
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name
---   --------------------    ----

(1)   028-14774               683 Capital Partners, LP

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4          COLUMN 5      COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)  PRN AMT    PRN CALL  DISCRETION  MNGRS    SOLE       SHARED NONE
--------------                --------------    -----      -------  -------    --- ----  ----------  -----    ----       ------ ----
APPLE INC                           COM        37833100    1064          2,000 SH  PUT   DEFINED     (1)           2,000
APPLE INC                           COM        037833100   7983         15,000 SH        DEFINED     (1)          15,000
ASSISTED LIVING CONCPT NEV N      CL A NEW     04544X300  12883      1,321,288 SH        DEFINED     (1)       1,321,288
BERKSHIRE HATHAWAY INC DEL        CL B NEW     84670702    4099         45,700 SH  PUT   DEFINED     (1)          45,700
BIOTA PHARMACEUTICALS INC           COM        090694100   1030        258,208 SH        DEFINED     (1)         258,208
BP PLC                         SPONSORED ADR   055622104   3097         74,375 SH        DEFINED     (1)          74,375
CHESAPEAKE ENERGY CORP              COM        165167107   8310        500,000 SH        DEFINED     (1)         500,000
CHESAPEAKE ENERGY CORP              COM        165167107   8809        530,000 SH  PUT   DEFINED     (1)         530,000
CIT GROUP INC                     COM NEW      125581801   4937        127,771 SH        DEFINED     (1)         127,771
CIT GROUP INC                     COM NEW      125581801   1932         50,000 SH  PUT   DEFINED     (1)          50,000
CITIGROUP INC                     COM NEW      172967424   1582         40,000 SH  PUT   DEFINED     (1)          40,000
COCA COLA CO                        COM        191216100  21852        602,800 SH  CALL  DEFINED     (1)         602,800
COCA COLA CO                        COM        191216100   2538         70,000 SH        DEFINED     (1)          70,000
CODEXIS INC                         COM        192005106   1472        666,243 SH        DEFINED     (1)         666,243
DELPHI AUTOMOTIVE PLC               SHS        G27823106   9712        253,915 SH        DEFINED     (1)         253,915
DURECT CORP                         COM        266605104   3089      3,357,089 SH        DEFINED     (1)       3,357,089
FURIEX PHARMACEUTICALS INC          COM        36106P101   2896        150,342 SH        DEFINED     (1)         150,342
GEVO INC                      NOTE 7.500% 7/0  374396AA7  11999     21,051,000 SH        DEFINED     (1)      21,051,000
HARBINGER GROUP INC                 COM        41146A106    769        100,000 SH        DEFINED     (1)         100,000
HOMEOWNERS CHOICE INC               COM        43741E103  10395        500,000 SH        DEFINED     (1)         500,000
IRSA INVERSIONES Y REP SA      GLOBL DEP RCPT  450047204   2270        325,643 SH        DEFINED     (1)         325,643
ISHARES SILVER TRUST              ISHARES      46428Q110   3524        120,000 SH  PUT   DEFINED     (1)         120,000
LEAR CORP                         COM NEW      521865204   1639         35,000 SH        DEFINED     (1)          35,000
LEUCADIA NAT CORP                   COM        527288104   4758        200,000 SH        DEFINED     (1)         200,000
LINN ENERGY LLC                UNIT LTD LIAB   536020100   5152        146,200 SH  PUT   DEFINED     (1)         146,200
LONCOR RESOURCES INC                COM        54179W101    121        172,100 SH        DEFINED     (1)         172,100
LTX-CREDENCE CORP                 COM NEW      502403207   5871        895,000 SH        DEFINED     (1)         895,000
MICROSOFT CORP                      COM        594918104   3152        118,000 SH        DEFINED     (1)         118,000
MYREXIS INC                         COM        62856H107    220         77,600 SH        DEFINED     (1)          77,600
NEWMONT MINING CORP                 COM        651639106   9144        196,900 SH  CALL  DEFINED     (1)         196,900
NEWMONT MINING CORP                 COM        651639106   4180         90,000 SH        DEFINED     (1)          90,000
PAIN THERAPEUTICS INC               COM        69562K100   1409        520,000 SH        DEFINED     (1)         520,000
PENNEY J C INC                      COM        708160106   4565        231,600 SH  CALL  DEFINED     (1)         231,600
PENNEY J C INC                      COM        708160106  12021        609,900 SH        DEFINED     (1)         609,900
PENNEY J C INC                      COM        708160106  12644        641,500 SH  PUT   DEFINED     (1)         641,500
PHH CORP                       NOTE 6.00% 6/1  693320AQ6   2972      1,500,000 SH        DEFINED     (1)       1,500,000
PHH CORP                          COM NEW      693320202   4274        187,854 SH        DEFINED     (1)         187,854
ROBBINS & MYERS INC                 COM        77016103    8793        147,900 SH  CALL  DEFINED     (1)         147,900
SILVERCREST MINES INC               COM        828365106    882        345,300 SH        DEFINED     (1)         345,300
SPDR GOLD TRUST                   GOLD SHS     78463V107   6481         40,000 SH        DEFINED     (1)          40,000
TERADYNE INC                        COM        880770102   1013         60,000 SH        DEFINED     (1)          60,000
TFS FINL CORP                       COM        87240R107   3859        401,162 SH        DEFINED     (1)         401,162
TRW AUTOMOTIVE HLDGS CORP           COM        87264S106   8380        156,321 SH        DEFINED     (1)         156,321
VALERO ENERGY CORP                  COM        91913Y100   2730         80,000 SH        DEFINED     (1)          80,000
VERENIUM CORP                     COM NEW      92340P209    170         78,594 SH        DEFINED     (1)          78,594
XEROX CORP                          COM        984121103  10571      1,550,000 SH        DEFINED     (1)       1,550,000
ZYNGA INC                           CL A       98986T108   3293      1,395,400 SH  PUT   DEFINED     (1)       1,395,400